Note 26 - Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

Note 20. Concentrations

e-Commerce operations concentrations:

Customers:

Sales to customers through Amazon accounted for 39.9% and 57.2% of the Company’s revenues during the three months ended March 31, 2024 and 2023, respectively. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the three months ended March 31, 2024 and 2023 (in thousands, unaudited).

	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023
Globalstar Europe	$213	10.2%	$—	—%
Garmin	$301	14.3%	$594	20.9%
Iridium Satellite	$270	27.2%	$—	—%

Geographic:

The following table sets forth revenue as to each geographic location, for the  (in thousands, unaudited):

	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023

Europe	$1,430	49.9%	$2,063	71.7%
North America	523	18.3%	586	20.4%
South America	23	0.8%	9	0.3%
Asia and Pacific	413	14.4%	159	5.5%
Africa	476	16.6%	59	2.1%
	$2,865	100%	$2,876	100%

Healthcare operations concentrations:

Suppliers:

Progressive Care had significant concentrations with one vendor. The purchases from this significant vendor were 98% of total vendor purchases for the three months ended March 31, 2024.

Customers:

Progressive Care s trade receivables are primarily from prescription medications billed to various insurance providers. Ultimately, the insured is responsible for payment should the insurance company not reimburse Progressive Care.

Progressive Care derives a significant portion of sales from prescription drug sales reimbursed through prescription drug plans administered by pharmacy benefit managers (“PBM”) companies. Prescription reimbursements from our three most significant PBMs were as follows:

Three Months Ended March 31, 2024
A	33%
B	21%
C	16%

Note 26. Concentrations

e-Commerce operations concentrations:

Customers:

Amazon accounted for 51.6% and 54.3% of the Company’s revenues during the years ended December 31, 2023 and 2022, respectively. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2023 and 2022 (in thousands):

	December 31, 2023		December 31, 2022
Garmin	$1,921	22.4%	$1,821	20.9%
Globalstar Europe	$958	11.2%	$635	7.3%
Network Innovations	$935	10.7%	$980	11.2%
Iridium Satellite	$913	10.9%	$—	—%
Satcom Global	$761	8.9%	$744	8.5%

Geographic:

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2023 and 2022(in thousands):

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Europe	$6,687	60.9%	$8,617	73.7%
North America	2,575	23.4%	2,152	18.3%
South America	62	0.6%	45	0.4%
Asia and Pacific	1,510	13.8%	760	6.5%
Africa	143	1.3%	136	1.1%
	$10,977	100.0%	$11,710	100.0%

Healthcare operations concentrations:

Suppliers:

Progressive Care had significant concentrations with one vendor. The purchases from this significant vendor were approximately 99.0% of total vendor purchases for the six months ended December 31, 2023.

Customers:

Progressive Care s trade receivables are primarily from prescription medications billed to various insurance providers. Ultimately, the insured is responsible for payment should the insurance company not reimburse Progressive Care.

Progressive Care generated reimbursements from three significant PBMs for the six months ended December 31, 2023:

2023
A	31%
B	29%
C	14%